Property, plant and equipment - Additional Information (Details) - Waterview Properties Lease $ in Millions	Jul. 03, 2025 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 22.9
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Additions	19.9
Gain on acquisition of property	5.7
Investment Property
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 3.0